Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Earnings from Discontinued Operations

Earnings from discontinued operations are summarized as follows:

	Year ended December 31,
	2018	2017
Revenues	4,677	6,043
Expenses	(3,247)	(5,363)
Earnings from discontinued operations before income tax	1,430	680
Tax (expense) benefit on earnings from discontinued operations	(995)	142
Earnings from discontinued operations after income tax	435	822
Gain on sale of discontinued operations before income tax	3,081	-
Tax benefit on gain on sale of discontinued operations(1)	343	-
Earnings from discontinued operations, net of tax	3,859	822

(1) The $343 million tax benefit was primarily attributable to a reduction in the Company’s deferred tax liability associated with the Financial & Risk transaction. IFRS accounting rules required the establishment of an $850 million deferred tax liability when the Financial & Risk business was classified as held for sale. The $850 million charge to establish the deferred tax liability is included in the $995 million of tax expense on earnings from discontinued operations. The deferred tax liability was reduced to $528 million upon closing based on the final allocation of proceeds by jurisdiction.

Discontinued operations [member]
Statement [LineItems]
Schedule of Consideration Received and Net Assets Disposed on Sale of Financial and Risk Business

The consideration received and the net assets disposed in the transaction were as follows:

Year ended December 31,
2018
Consideration received - cash and cash equivalents	16,548

Cash and cash equivalents	(460)
Trade and other receivables	(646)
Other financial assets - current	(21)
Prepaid expenses and other current assets	(202)
Computer hardware and other property, net	(481)
Computer software, net	(850)
Other identifiable intangible assets, net	(1,912)
Goodwill	(9,885)
Other financial assets - non-current	(64)
Other non-current assets	(87)
Deferred tax	(14)
Total assets	(14,622)
Payables, accruals and provisions	844
Deferred revenue	207
Other financial liabilities - current	8
Provisions and other non-current liabilities	383
Other financial liabilities - non-current	1
Deferred tax	331
Total liabilities	1,774
Net assets disposed	(12,848)
Non-controlling interests disposed	527
Cumulative foreign currency translation adjustments(1)	(3,102)
Opening balance 45% equity investment in Refinitiv(2)	2,100
Other	(144)
Gain on sale before income tax	3,081

(1) Relates to amounts previously recognized within accumulated other comprehensive loss.

(2) The opening balance of the Company’s 45% equity investment included a re-measurement loss of $3,682 million reflecting the debt that Refinitiv borrowed on October 1, 2018 to fund the proceeds.